Acquisitions	12 Months Ended
Dec. 31, 2021
Acquisitions
Acquisitions

22) Acquisitions

During the year ended December 31, 2020, the Partnership acquired from KNOT equity interests in one subsidiary which owns and operates the Tove Knutsen.

Tove Knutsen

On December 31, 2020, the Partnership’s wholly owned subsidiary, KNOT Shuttle Tankers AS, acquired KNOT’s 100% interest in KNOT Shuttle Tankers 34 AS (“KNOT 34”), the company that owns and operates the Tove Knutsen. The purchase price for the vessel was $117.8 million, less $93.1 million of outstanding indebtedness, plus approximately $0.8 million for certain capitalized fees related to the financing of the vessel and minus other purchase price adjustments of $3.6 million.

The board of directors of the Partnership and the Conflicts Committee approved the purchase price for the transaction. The Conflicts Committee retained a financial advisor to assist with its evaluation of the transaction. The cost of the fee paid to the financial advisor was divided equally between the Partnership and KNOT. Acquisition related costs of $0.1 million as of December 31, 2020 were expensed as incurred under general and administrative expenses. The allocation of the purchase price to acquired identifiable assets was based on their estimated fair values at the date of acquisition. The purchase price of the acquisition has been allocated to the identifiable assets acquired. The details of the transaction are as follows:

Final
Tove Knutsen
December 31,
(U.S. Dollars in thousands)	2020
Purchase consideration (1)	$21,898
Less: Fair value of net assets acquired:
Vessels and equipment (2)	117,978
Cash	804
Inventories	136
Derivatives assets (liabilities)	(3,537)
Others current assets	270
Amounts due from related parties	—
Long-term debt	(93,139)
Long-term debt from related parties	—
Deferred debt issuance costs	769
Trade accounts payable	(430)
Accrued expenses	(622)
Amounts due to related parties	(331)
Total purchase consideration	21,898
Difference between the purchase price and fair value of net assets acquired	$—
(1)	The purchase consideration comprises the following:

Final
Tove Knutsen
December 31,
(U.S. Dollars in thousands)	2020
Cash consideration paid to KNOT (from KNOP)	$25,430
Purchase price adjustments	(3,596)
Acquisition-related costs	64
Purchase price	$21,898
(2)	Vessel and equipment includes allocation to dry docking (in thousands) of $3,040.